Related Party Transactions - Schedule of Related Party Transactions with Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Key Management Personnel Stock Compensation Expense [Abstract]
Salaries and other employee benefits to whole-time directors and executive officers	$ 14	$ 18	$ 19
Commission and other benefits to non-executive / independent directors	2	2	1
Total compensation	$ 16	$ 20	$ 20